Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income:
Interest income	$ 7,319	$ 7,915	$ 11,230
Gain from interest rate/foreign exchange rate derivative financial instruments	1,189	0	0
Other income	1,400	666	514
Finance income	9,908	8,581	11,744
Finance costs:
Interest expense	(60,134)	(51,577)	(52,308)
Finance cost related to lease liabilities	(9,524)	0	0
Cash flow hedge - transfer from equity	(15,594)	(26,693)	(20,758)
Foreign exchange losses, net	(108,458)	(183,195)	(38,708)
Taxes	(4,364)	(3,136)	(3,705)
Loss from interest rate/foreign exchange rate derivative financial instruments	0	3,024	2,163
Borrowing costs recognised as expense	0	0	(10,847)
Other expenses	(4,492)	(3,638)	(2,860)
Finance costs	202,566	271,263	131,349
Other financial results - Net gain of inflation effects on the monetary items	92,437	81,928	0
Financial results, net	$ (100,221)	$ (180,754)	$ (119,605)